Fair value measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements
23.	Fair value measurements
Items measured at fair value on a recurring basis
Financial assets and liabilities carried at fair value at December 31, 2020 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	88,061	—	—	88,061
Time deposits	45,031	—	—	45,031
Derivatives
Foreign currency forwards	—	725	—	725

Total assets at fair value	$133,092	$725	$—	$133,817
Liabilities
Accrued earnout liability	—	—	(3,765)	(3,765)

Total liabilities at fair value	$—	$—	$(3,765)	$(3,765)

Financial assets and liabilities carried at fair value at December 31, 2019 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	36,374	—	—	36,374
Time deposits	153,838	—	—	153,838
Derivatives
Foreign currency forwards	—	454	—	454

Total assets at fair value	$190,212	$454	$—	$190,666
Liabilities
Derivatives
Foreign currency forwards	—	(1,271)	—	(1,271)

Total liabilities at fair value	$—	$(1,271)	$—	$(1,271)
We value our derivative instruments using pricing models. Pricing models consider the contract terms as well as multiple inputs where applicable, such as interest rate yield curves, option volatility and foreign currency exchange rates. Derivatives are considered “Level 2” fair value measurements. Our derivative instruments are typically short-term in nature.
We measure the fair value of the earnout payment using a series of “digital options”. We believe this methodology can be applied because our earnout payment provides for a fixed payment to the sellers if our stock price exceeds a predetermined strike price during the earnout measurement period. In the application of this methodology, we performed a valuation in a risk neutral framework, using a Black-Scholes-Merton Digital call option formula. The significant inputs used were our share price as of the valuation date, our share price historical volatility, U.S. risk free rate, estimated term and credit-risk adjustment spread.
We classify our cash equivalents and investments within Level 1 as we value our cash equivalents and investments using quoted market prices.
We hold term deposit investments with financial institutions. Term deposits with original maturities of less than three months are classified as cash equivalents and those with remaining maturities of less than one year are classified within short-term investments.
As of December 31, 2020, and 2019, our cash and cash equivalents consisted primarily of term deposits with maturities of three months or less and bank account balances.
Items measured at fair value on a
non-recurring
basis
Our
non-financial
assets, such as goodwill, intangible assets and property and equipment, as well as equity method investments, are adjusted to fair value only when an impairment charge is recognized, or the underlying investment is sold. Such fair value measurements are based predominately on Level 3 inputs. During the fourth quarter ended December 31, 2020, we recorded an impairment of $593 to carry goodwill to fair value. During the third quarter ended September 30, 2020, we recorded an impairment of $271 to carry office assets to fair value. During the second quarter ended June 30, 2020, we recorded an impairment of $1,053 to carry customer relationship intangibles to fair value. See Notes 11, 12 and 13 for details.